Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIEs - Balance Sheets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 6,154,499	$ 9,599,824	$ 12,493,135
Accounts receivable – others, net	14,067,201	12,382,170
Total current assets	68,251,461	75,980,758
Property and equipment, net	3,345,751	4,271,733
Equity investments without readily determinable fair value	1,241,398	1,605,459
Equity method investment, net		766,583	778,721
Deferred tax assets	1,860,971	1,380,842
Total assets	77,957,306	89,164,526	$ 80,689,350
Current liabilities:
Accrued expenses and other current liabilities	2,865,469	1,997,663
Total current liabilities	69,930,396	69,403,608
VIEs
Current assets:
Cash and cash equivalents	2,778,747	479,309
Accounts receivable – others, net	2,454,691	1,384,102
Others	4,933,628	3,385,334
Total current assets	10,167,243	5,248,745
Property and equipment, net	1,156,702	1,601,260
Equity investments without readily determinable fair value	1,716,501	1,605,459
Equity method investment, net	818,100	766,583
Rental deposits	483,389	451,975
Investment in subsidiaries	41,359,205	38,597,614
Deferred tax assets	1,717,431	1,238,319
Total assets	58,436,543	52,140,328
Right-of-use assets	1,017,972	2,630,373
Current liabilities:
Accrued expenses and other current liabilities	22,630,541	16,886,760
Accounts payable	337,787	184,720
Total current liabilities	22,968,328	17,071,480
Non-current liabilities	235,666	741,269
Total third-party liabilities	23,203,994	17,812,749
Inter-company liabilities	$ (9,877,957)	$ (9,272,913)